Transfers of Financial Assets - Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Other Financial Assets1 [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 55,328	$ 51,457
Associated liabilities	17,428	24,701
Gross carrying amount [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	27,213	27,569
Associated liabilities	27,144	27,301
Gross carrying amount [member] | Securitisations [member] | Residential mortgage loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	23,689	23,334
Gross carrying amount [member] | Securitisations [member] | Other Financial Assets1 [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	3,524	4,235
At fair value [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	27,230	27,354
Associated liabilities	27,316	27,272
At fair value [member] | Securitisations [member] | Residential mortgage loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	23,705	23,124
At fair value [member] | Securitisations [member] | Other Financial Assets1 [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 3,525	$ 4,230